Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements

3.     Fair Value Measurements

Financial assets and liabilities are recorded at fair value. The carrying amounts of certain of our financial instruments, including cash and cash equivalents, investments, receivables and accounts payable, approximate their fair value due to their short maturities. The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as follows:

Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 – Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

The following table sets forth the fair value of our financial assets and liabilities, allocated into Level 1, Level 2, and Level 3, that was measured on a recurring basis (in thousands):

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$43,303	$—	$—	$43,303
Corporate notes and commercial paper	—	64,425	—	64,425
U.S. government agency securities	—	19,346	—	19,346
Foreign currency forward contracts	—	51	—	51

Total financial assets	$43,303	$83,822	$—	$127,125

Financial Liabilities:
Convertible preferred stock warrant liability	$—	$—	$683	$683

	June 30, 2013
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$103,302	$—	$—	$103,302
Corporate notes and commercial paper	—	77,004	—	77,004
U.S. government agency securities	—	45,940	—	45,940

Total financial assets	$103,302	$122,944	$—	$226,246

Financial Liabilities:
Foreign currency forward contracts	$—	$228	$—	$228

We have elected to use the income approach to value the derivatives (foreign currency forward contracts), using observable Level 2 market expectations at the measurement date and standard valuation techniques to convert future amounts to a single present amount assuming that participants are motivated, but not compelled to transact. Level 2 inputs for the valuations are limited to quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability (specifically foreign currency spot and forward rates, and credit risk at commonly quoted intervals). Mid-market pricing is used as a practical expedient for fair value measurements. The fair value measurement of any asset or liability must reflect the non-performance risk of the entity and the counterparty to the transaction. Therefore, the impact of the counterparty’s creditworthiness, when in an asset position, and our creditworthiness, when in a liability position, has also been factored into the fair value measurement of the derivative instruments and did not have a material impact on the fair value of these derivative instruments. Both we and the counterparty are expected to continue to perform under the contractual terms of the instruments. There were no transfers between Level 1 and Level 2 during the periods presented.

Our convertible preferred stock warrant liability was classified as a Level 3 liability. The fair values of the outstanding convertible preferred stock warrants were measured using the Black-Scholes option-pricing model. Inputs used to determine estimated fair value included the estimated fair value of the underlying convertible preferred stock at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends and estimated volatility. The significant unobservable input used in the fair value measurement of the convertible preferred stock warrant liability was the fair value of the underlying convertible preferred stock at the valuation remeasurement date. Generally, increases (decreases) in the fair value of the underlying convertible preferred stock would result in a directionally similar impact to the fair value measurement. The preferred stock warrants were converted to common stock warrants upon the completion of the IPO and are no longer subject to remeasurement.

The following table sets forth a summary of the changes in the estimated fair value of our convertible preferred stock warrants, which were measured at fair value on a recurring basis until their conversion to common stock warrants and related reclassification to additional paid-in capital (in thousands):

Balance as of December 31, 2012	$683
Recognized gain upon final remeasurement	(24)
Reclassification of warrant liability to additional paid-in capital	(659)
Balance as of June 30, 2013	$—

The recognized gain was included in interest and other income (expense), net.

The estimated fair value of the convertible preferred stock warrants was determined as of May 22, 2013, the date remeasurement was no longer applicable, and June 30, 2012 using the Black-Scholes option-pricing model using the following assumptions:

	June 30, 2012	May 22, 2013
Risk free interest rate	0.33 – 0.72%	0.11 – 0.91%
Estimated term equal to the remaining contractual term	2.6 – 4.7 years	1.7 – 3.8 years
Volatility	70%	79%
Dividend yield	—	—

3. Fair Value Measurements

Financial assets and liabilities are recorded at fair value. The carrying amounts of certain of our financial instruments, including cash and cash equivalents, short-term investments, receivables and accounts payable, approximate their fair value due to their short maturities. The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as follows:

Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 – Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Where quoted prices are available in an active market, securities are classified as Level 1. We classify money market funds as Level 1. When quoted market prices are not available for the specific security, then we estimate fair value by using quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs obtained from various third party data providers, including but not limited to, benchmark yields, interest rate curves, reported trades, broker/dealer quotes and market reference data. We classify our corporate notes, commercial paper, U.S. government agency securities and foreign currency forward contracts as Level 2. We have elected to use the income approach to value the derivatives, using observable Level 2 market expectations at the measurement date and standard valuation techniques to convert future amounts to a single present amount assuming that participants are motivated, but not compelled to transact. Level 2 inputs for the valuations are limited to quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability (specifically foreign currency spot and forward rates, and credit risk at commonly quoted intervals). Mid-market pricing is used as a practical expedient for fair value measurements. The fair value measurement of any asset or liability must reflect the non-performance risk of the entity and the counterparty to the transaction. Therefore, the impact of the counterparty’s creditworthiness, when in an asset position, and our creditworthiness, when in a liability position, has also been factored into the fair value measurement of the derivative instruments and did not have a material impact on the fair value of these derivative instruments. Both we and the counterparty are expected to continue to perform under the contractual terms of the instruments.

There were no transfers between Level 1 and Level 2 during the periods presented.

In certain cases where there is limited activity or less transparency around inputs to valuation, securities are classified as Level 3. Our convertible preferred stock warrant liability is classified as Level 3. The fair values of the outstanding convertible preferred stock warrants are measured using the Black-Scholes option-pricing model. Inputs used to determine estimated fair value include the estimated fair value of the underlying preferred stock at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends and estimated volatility. Estimated volatility is based on the volatility of our peer group. We monitor the historical volatility of peer group companies on a quarterly basis and adjust our estimated volatility when significant changes in the peer group volatilities occur. The significant unobservable input used in the fair value measurement of the convertible preferred stock warrant liability is the fair value of the underlying preferred stock at the valuation remeasurement date. Generally, increases (decreases) in the fair value of the underlying preferred stock would result in a directionally similar impact to the fair value measurement.

The following table sets forth the fair value of our financial assets and liabilities, allocated into Level 1, Level 2 and Level 3, that was measured on a recurring basis (in thousands):

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$166,696	$–	$–	$166,696
Corporate notes and commercial paper	–	9,893	–	9,893
U.S. government agency securities	–	7,873	–	7,873

Total financial assets	$166,696	$17,766	$–	$184,462

Financial Liabilities:
Convertible preferred stock warrant liability	$–	–	$766	$766

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$43,303	$–	$–	$43,303
Corporate notes and commercial paper	–	64,425	–	64,425
U.S. government agency securities	–	19,346	–	19,346
Foreign currency forward contracts	–	51	–	51

Total financial assets	$43,303	$83,822	$–	$127,125

Financial Liabilities:
Convertible preferred stock warrant liability	$–	$–	$683	$683

Level 3 liabilities include the convertible preferred stock warrant liability (see Note 11). The following table sets forth a summary of the changes in the estimated fair value of our convertible preferred stock warrants, which were measured at fair value on a recurring basis (in thousands):

Balance as of December 31, 2009	$800
Recognized gain	(11)

Balance as of December 31, 2010	789
Recognized gain	(23)

Balance as of December 31, 2011	766
Recognized gain	(83)

Balance as of December 31, 2012	$683

The recognized gain was included in interest and other income, net.